OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other current assets

	As at	As at
	December 31,	December 31,
	2018	2017
Federal, provincial and other sales taxes receivable	$93,294	$83,593
Prepaid expenses	55,146	53,503
Other	17,384	13,952
Total other current assets	$165,824	$151,048

Schedule of other non-current assets

	As at	As at
	December 31,	December 31,
	2018	2017
Non-current ore in stockpiles and on leach pads	$116,762	$69,587
Non-current prepaid expenses	13,736	5,551
Other	7,799	5,568
Total other assets	$138,297	$80,706